IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Parenthetical) (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Amount at risk net of reinsurance | CAD	CAD 6,683		CAD 10,169
U.S [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Amount at risk net of reinsurance		$ 3,982		$ 6,008
Canada [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Amount at risk net of reinsurance | CAD	CAD 1,342		CAD 1,499
Japan [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Amount at risk net of reinsurance		95		206
Asia [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Amount at risk net of reinsurance		$ 181		$ 244